UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Municipal Credit Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Credit Income Fund (NZF)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.9% (99.9% of Total Investments)

	MUNICIPAL BONDS – 156.7% (99.8% of Total Investments)

	Alabama – 1.4% (0.9% of Total Investments)
$ 8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 8,526,450
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
10,690	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	4/17 at 100.00	Aaa	10,727,522
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	7/17 at 100.00	A2	1,506,105
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
5,835	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	6,686,268
2,375	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,645,228
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
28,985	Total Alabama			30,091,573
	Alaska – 0.7% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,076,020
2,950	5.000%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,152,429
2,900	5.000%, 1/01/34 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,084,092
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 –	5/17 at 100.00	A3	2,310,106
	NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
560	4.625%, 6/01/23	6/17 at 100.00	Ba2	562,789
7,010	5.000%, 6/01/46	6/17 at 100.00	B3	5,944,620
16,710	Total Alaska			16,130,056
	Arizona – 3.1% (2.0% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,365,585
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	A1	3,520,960
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	3,077,212
	Refunding Series 2014A, 5.000%, 12/01/39
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A	11,243,782
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151,	7/18 at 100.00	Aa1 (4)	3,946,774
	12.367%, 7/01/33 (Pre-refunded 7/01/18) (IF)
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	3,083,876
	2015, 5.000%, 7/15/39
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A3 (4)	4,996,429
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17)
4,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	4,886,955
	2010A, 5.000%, 7/01/40
10,700	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	11,190,488
	2008A, 5.000%, 7/01/38
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	A1	441,612
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	A1	1,029,971
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and
	Refunding Bonds, Edkey Charter Schools Project, Series 2013:
335	6.000%, 7/01/33	7/20 at 102.00	BB	338,481
345	6.000%, 7/01/43	7/20 at 102.00	BB	343,634
205	6.000%, 7/01/48	7/20 at 102.00	BB	202,704
580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	No Opt. Call	BB	613,710
	Charter Schools Project, Series 2014A, 7.375%, 7/01/49
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
1,790	5.375%, 7/01/46	7/26 at 100.00	BB	1,608,261
2,140	5.500%, 7/01/51	7/26 at 100.00	BB	1,923,646
595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	553,999
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
650	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BB+ (4)	721,065
	Education Center Project, Series 2010, 6.100%, 6/01/45 (Pre-refunded 6/01/19)
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A (4)	4,297,182
	2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)
7,235	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	8,206,588
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
63,650	Total Arizona			67,592,914
	California – 20.7% (13.2% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,676,925
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,702,220
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+ (4)	3,608,080
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,948,247
	2005B, 0.000%, 8/01/28 – AGM Insured
8,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	A1	8,004,560
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	506,672
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment	11/25 at 100.00	N/R	1,959,641
	Project 1, Refunding Series 2015, 5.000%, 5/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A3	2,066,787
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A3	2,941,998
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	N/R	1,231,726
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B3	3,325,854
13,500	5.600%, 6/01/36	12/18 at 100.00	B3	13,738,275
12,025	5.650%, 6/01/41	12/18 at 100.00	B2	12,237,362
595	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/17 at 100.00	Baa2	595,131
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA–	3,705,558
	Series 2009B, 5.500%, 10/01/39
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,
	Series 2013A:
3,840	5.000%, 7/01/33	7/23 at 100.00	AA–	4,294,656
710	5.000%, 7/01/37	7/23 at 100.00	AA–	786,190
7,040	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	9,202,970
	Bond Trust 2015-XF0078, 12.652%, 11/15/48 (IF)
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy	7/25 at 100.00	BB+	845,724
	Project, Series 2015, 5.375%, 7/01/45
1,365	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,499,712
	Series 2010A, 6.400%, 8/15/45
10,250	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego	No Opt. Call	Baa3	10,255,125
	County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep –	6/26 at 100.00	N/R	1,901,160
	Obligated Group, Series 2016, 5.000%, 6/01/51
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	3/23 at 100.00	A+	2,219,680
	Various Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+ (4)	1,392,166
	2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,681,080
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A+	5,076,360
	2011A, 5.125%, 10/01/31
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (4)	9,869,723
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (4)	6,360,037
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,000	5.500%, 3/01/40	3/20 at 100.00	AA–	1,111,490
8,500	5.250%, 11/01/40	11/20 at 100.00	AA–	9,531,645
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA–	3,430,830
9,320	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB	9,772,113
	University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
12,045	5.000%, 12/01/46	6/26 at 100.00	BB	12,360,459
17,040	5.250%, 12/01/56	6/26 at 100.00	BB	17,597,378
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	1,123,699
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R (4)	1,145,204
	Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/17 at 100.00	CCC	887,070
	Health System, Series 2005A, 5.500%, 7/01/39 (5)
835	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/17 at 100.00	CCC	815,394
	Health System, Series 2005H, 5.250%, 7/01/25 (5)
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	2,788,512
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/17 at 100.00	AA–	20,056
	Insured (Alternative Minimum Tax)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	A3	5,402,778
	Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election	8/23 at 100.00	AA	3,380,250
	2012 Series 2013B, 5.000%, 8/01/38
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,540,400
	2005, 0.000%, 8/01/22 – NPFG Insured
3,795	Colton Joint Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	A1	1,617,429
	Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured
4,270	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AA+ (4)	4,949,613
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015,	9/25 at 100.00	N/R	1,398,329
	5.000%, 9/01/40
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,607,705
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA– (4)	2,323,003
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 –
	NPFG Insured (ETM)
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB–	1,836,425
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
3,000	0.000%, 1/15/26 (6)	No Opt. Call	Ba1	2,371,890
1,560	5.750%, 1/15/46	1/24 at 100.00	Ba1	1,783,486
3,560	6.000%, 1/15/49	1/24 at 100.00	Ba1	4,079,653
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999	No Opt. Call	AAA	2,845,809
	General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A1	1,226,626
	8/01/32 – FGIC Insured
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	AA–	1,141,060
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A1	2,350,270
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,150	4.500%, 6/01/27	6/17 at 100.00	B	4,175,440
13,680	5.000%, 6/01/33	6/17 at 100.00	B–	13,326,098
3,000	5.750%, 6/01/47	6/17 at 100.00	B–	2,968,290
13,550	5.125%, 6/01/47	6/17 at 100.00	B–	12,695,266
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	8,581,645
	7/15/40 (Pre-refunded 7/15/21)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	2,275,714
	Series 2006B, 0.000%, 9/01/27
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA–	2,819,550
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA–	1,344,925
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
14,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 13.65	N/R	1,679,300
	Bonds, Series 2007C-2, 0.000%, 6/01/47
10,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 28.99	N/R	2,580,570
	Bonds, Series 2007, 0.000%, 6/01/36
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	2,938,485
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%,
	1/01/27 (Alternative Minimum Tax)
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A1	582,957
	California, Series 2010, 5.375%, 3/15/36
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	2,455,940
	Series 2011, 5.875%, 8/01/31
1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California, General	8/26 at 100.00	A1	1,214,830
	Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31 – AGM Insured
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
1,030	0.000%, 8/01/28 (6)	2/28 at 100.00	AA	931,079
2,320	0.000%, 8/01/43 (6)	8/35 at 100.00	AA	1,642,398
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	BBB+	7,244,372
	2009B, 6.500%, 11/01/39
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,
	Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	BBB+	3,730,644
2,200	6.500%, 11/01/39	No Opt. Call	BBB+	2,940,520
	North Orange County Community College District, California, General Obligation Bonds, Election
	of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	6,011,255
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	3,110,087
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	8,201,412
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	3,441,390
	6.625%, 11/01/29 (Pre-refunded 11/01/19)
940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	991,136
	5.250%, 11/01/21
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	A2	4,764,660
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A	12,967,753
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (6)
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	A2	5,696,900
	AGC Insured (6)
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A1	1,462,300
	Series 2001B, 0.000%, 9/01/23 – AGM Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA (4)	2,081,280
	(Pre-refunded 2/01/18)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	12,260,589
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	A1	2,813,450
	5.500%, 5/01/32
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	A2	4,486,675
	Participation, Refunding Series 2011, 6.000%, 10/01/28 – AGM Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,016,440
	Center, Refunding Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	A2	2,219,168
	Series 2003, 0.000%, 7/01/27 – AGM Insured
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,265,120
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	229,875
	2013A, 5.750%, 6/01/44
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,147,853
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	Ba2	4,138,377
	7.500%, 12/01/41
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	173,857
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+ (4)	4,377,000
	Trust 2016-XG0053, 12.112%, 8/01/41 (Pre-refunded 8/01/21) (IF) (7)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA– (4)	2,611,026
	Tender Option Bond Trust 2015-XF0098, 17.813%, 8/01/39 (Pre-refunded 8/01/19) (IF)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (4)	757,971
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	AA–	2,167,172
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,861,892
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44	1/25 at 100.00	BBB–	7,120,355
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB–	3,384,581
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB–	5,925,464
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A–	5,020,100
	(Alternative Minimum Tax)
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	A+	4,392,280
	Project, Tender Option Bond Trust 2015-XF2185, 16.164%, 9/01/38 – BHAC Insured (IF) (7)
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	A1	1,421,050
	Series 2015, 0.000%, 8/01/45
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	750,009
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
37,555	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 18.52	N/R	4,639,920
	Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/47
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,595	5.000%, 6/01/37	6/17 at 100.00	B2	11,303,850
3,090	5.125%, 6/01/46	6/17 at 100.00	B2	2,975,917
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	1,276,380
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
4,005	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	Aa3	3,168,916
	2011B, 0.000%, 8/01/36 – AGM Insured (6)
3,900	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/21 at 100.00	Aa3 (4)	4,602,468
	2011B, 5.625%, 5/01/41 (Pre-refunded 8/01/21) – AGM Insured
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,366,390
	2011C, 5.250%, 8/01/47
519,585	Total California			447,802,536
	Colorado – 6.8% (4.4% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	AA– (4)	1,472,988
	Series 2010, 6.250%, 12/01/35 (Pre-refunded 12/01/20)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	Baa2	1,640,985
	5.000%, 12/01/35 – BAM Insured
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	4/17 at 100.00	BBB–	1,602,544
	SYNCORA GTY Insured
1,215	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series	12/21 at 103.00	N/R	1,221,537
	2016A, 5.500%, 12/01/36
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	701,792
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
500	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation	12/20 at 103.00	N/R	482,320
	Limited Tax Bonds, Series 2016, 5.500%, 12/01/45
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB–	713,488
	Series 2013A, 6.000%, 12/01/38
1,000	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds,	12/25 at 100.00	N/R	971,340
	Refunding Senior Lien Series 2015A, 5.000%, 6/01/37
1,240	Colorado City Metropolitan District, Oueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	BBB+	1,272,438
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle	12/19 at 100.00	BBB	1,033,370
	Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29
2,315	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/18 at 100.00	N/R	2,267,982
	Academy, Series 2006A, 5.400%, 5/01/26
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	3/17 at 100.00	BBB+	9,460,862
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	BBB+	3,466,166
	Series 2009A, 5.500%, 7/01/34
9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	BBB+	9,888,566
	Series 2013A, 5.250%, 1/01/45
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	2,183,380
	Project, Series 2013A, 5.000%, 12/01/36
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series	No Opt. Call	A	2,005,080
	2012, 4.000%, 12/01/42
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	No Opt. Call	Baa2	3,760,118
	Samaritan Society Project, Series 2013A, 5.000%, 6/01/45
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	Baa2	618,567
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	Aa3	1,216,436
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,303,620
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	3,527,720
	Association, Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,292,510
	Series 2007, 5.125%, 9/15/29
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA	2,552,535
	5.000%, 11/15/38
20	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	AA–	21,294
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Series 2009A:
1,175	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	1,267,108
5	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	5,395
1,945	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%,	8/25 at 100.00	A1	2,171,534
	8/01/36 – BAM Insured
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	AA	5,023,750
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB+	1,045,830
	Series 2010, 5.375%, 12/01/40
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	506,245
	2006, 5.250%, 12/01/30
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,484,526
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,249,763
	5.000%, 11/15/43
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	3,242,900
	2010A, 0.000%, 9/01/41
8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	6,274,555
	9/01/26 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	4,658,048
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	6,216,555
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	5,341,300
8,135	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	BBB	4,584,479
	NPFG Insured
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds,
	Series 2015:
475	5.500%, 12/01/30	12/22 at 100.00	N/R	496,290
180	5.250%, 12/01/34	12/22 at 100.00	N/R	182,644
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	478,095
	General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45
985	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited	12/21 at 103.00	N/R	909,963
	Tax Bonds, Series 2016, 5.125%, 12/01/46
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,165,061
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	1,025,630
770	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General	12/21 at 103.00	N/R	718,502
	Obligation Bonds, Series 2016A, 5.000%, 12/01/46
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
1,590	5.250%, 12/01/36	12/21 at 103.00	N/R	1,407,230
6,130	5.375%, 12/01/46	12/21 at 103.00	N/R	5,356,088
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (4)	983,003
2,000	5.250%, 12/01/36 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (4)	2,071,560
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A–	1,049,780
	Series 2011A, 5.000%, 12/01/41
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	1,995,701
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	A2 (4)	3,533,912
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation	12/26 at 100.00	N/R	454,110
	Bonds, Refunding Series 2016, 5.000%, 12/01/45
1,590	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	A	1,749,413
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
4,355	6.000%, 1/15/34	7/20 at 100.00	Baa3	4,837,142
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,619,569
1,045	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation	12/26 at 100.00	N/R	917,144
	Bonds, Refunding Series 2016A, 5.000%, 12/01/45
525	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	525,121
	Limited Tax Series 2016A, 5.500%, 12/01/46
650	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County,	12/20 at 103.00	N/R	626,633
	Colorado, General Obligation Limited Tax Bonds Series 2015A, 6.000%, 12/01/44
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series	12/26 at 100.00	N/R	56,527
	2016, 5.250%, 12/01/40
105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding	12/26 at 100.00	N/R	108,996
	Series 2016, 5.250%, 12/01/40
169,070	Total Colorado			148,017,740
	Connecticut – 0.1% (0.0% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	1,588,770
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 0.2% (0.1% of Total Investments)
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	4/17 at 100.00	A	5,011,050
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.8% (3.7% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB–	1,297,538
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	1,007,754
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	862,353
775	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/27 at 100.00	N/R	780,789
	2016A, 5.375%, 11/01/36
535	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	537,723
	2016B, 5.625%, 11/01/35
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	617,699
	Bonds, Series 2016, 4.700%, 5/01/36
2,115	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A (4)	2,377,768
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
3,430	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	5/17 at 100.00	B3	3,435,282
	11/01/20 (Alternative Minimum Tax)
5,005	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A	5,477,622
1,480	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA	1,591,059
	Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments	7/25 at 100.00	A	4,244,603
	Project, Series 2015A, 5.000%, 7/04/50
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,
	Area 1 Project, Series 2016A-1:
125	5.250%, 11/01/37	11/28 at 100.00	N/R	128,750
160	5.600%, 11/01/46	11/28 at 100.00	N/R	163,624
690	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	711,066
	Area 1 Project, Series 2016A-2, 5.625%, 11/01/35
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	554,950
620	5.300%, 5/01/36	5/26 at 100.00	N/R	618,462
955	5.500%, 5/01/45	5/26 at 100.00	N/R	952,192
1,310	5.500%, 5/01/46	5/26 at 100.00	N/R	1,298,577
560	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	562,346
	Charter School Income Projects, Series 2015A, 6.125%, 6/15/46
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter
	Foundation Inc. Projects, Series 2016A:
1,015	6.250%, 6/15/36	6/26 at 100.00	N/R	1,021,120
1,420	4.750%, 7/15/36	7/26 at 100.00	N/R	1,261,059
2,575	6.375%, 6/15/46	6/26 at 100.00	N/R	2,592,227
1,465	5.000%, 7/15/46	7/26 at 100.00	N/R	1,284,131
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies
	Inc., Series 2016A:
1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	901,010
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	5,983,827
900	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	905,805
	Charter School Income Projects, Series 2015A, 6.000%, 6/15/35
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,256,739
	University, Refunding Series 2011, 6.375%, 4/01/31
385	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	375,487
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
4,695	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	5,108,770
	Series 2015A, 5.000%, 10/01/44
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	1,890,858
	Subordinate Lien Series 2015B, 5.000%, 10/01/40 (Alternative Minimum Tax)
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	2,207,180
	Series 2014B, 5.000%, 10/01/37
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A2	2,731,306
	5.000%, 10/01/37
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	A+	7,797,195
	5.000%, 10/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R (4)	1,022,450
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41 (Pre-refunded 8/01/17)
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	2,122,645
	Development Unit 53, Series 2015, 5.350%, 8/01/35
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	2,327,943
	Inc., Series 2012A, 5.000%, 10/01/42
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	AA	2,581,856
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	98,384
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,
	Series 2007B:
1,795	5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	A3 (4)	1,826,520
1,500	5.000%, 7/01/40 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	A3 (4)	1,526,340
560	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	507,360
	Project, Series 2016, 5.000%, 11/01/46
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	Ba1	5,085,800
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,
	Assessment Area 2, Series 2016:
180	4.750%, 11/01/28	11/27 at 100.00	N/R	177,439
300	5.375%, 11/01/36	11/27 at 100.00	N/R	292,317
590	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/18 at 100.00	Aa3 (4)	619,164
	Refunding Series 2008, 5.000%, 5/01/28 (Pre-refunded 5/01/18)
25,640	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	25,936,654
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (7)
375	South Village Community Development District, Clay County, Florida, Capital Improvement	5/26 at 100.00	BBB	332,501
	Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35
	South Village Community Development District, Clay County, Florida, Capital Improvement
	Revenue Bonds, Refunding Series 2016A2:
170	4.350%, 5/01/26	No Opt. Call	N/R	161,526
100	4.875%, 5/01/35	5/26 at 100.00	N/R	92,351
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,455,300
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	11,627,440
	AMBAC Insured
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,635,676
	5.000%, 11/15/33
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	55,661
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	118,814
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,331
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (8)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,049
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	195,021
	2012A-1, 6.650%, 5/01/40
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	180,275
	2015-1, 0.000%, 5/01/40
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	92,669
	2015-2, 0.000%, 5/01/40 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (8)
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/27 at 100.00	N/R	294,639
	2016A-1, 5.375%, 11/01/37
515	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	506,461
	2016A-2, 5.625%, 11/01/35
122,875	Total Florida			125,457,460
	Georgia – 2.4% (1.5% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	A+	3,112,659
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
15,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	16,731,450
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%,	11/19 at 100.00	A+	1,647,525
	11/01/34 – AGM Insured
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A+	5,173,212
	FGIC Insured
3,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	3,601,748
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,673,250
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,142,980
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,324,300
4,810	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	5,185,998
	1/01/19 – FGIC Insured (ETM)
4,010	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A2	4,332,083
	5.000%, 7/01/60
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	BB+ (4)	2,655,850
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded
	8/01/18) – AGC Insured
47,695	Total Georgia			52,581,055
	Guam – 0.2% (0.1% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	BBB–	4,272,680
	5.500%, 7/01/30
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	BBB–	887,250
	5.500%, 7/01/43
4,810	Total Guam			5,159,930
	Hawaii – 0.3% (0.2% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A	1,073,850
	Obligated Group, Series 2010A, 5.500%, 7/01/40
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	3,353,040
	Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	1,264,805
	University, Series 2013A, 6.625%, 7/01/33
5,175	Total Hawaii			5,691,695
	Idaho – 0.0% (0.0% of Total Investments)
175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding	9/26 at 100.00	BB+	186,158
	Series 2016, 5.000%, 9/01/37
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	639,893
	Mitigation Series 2012A, 5.000%, 9/01/32
770	Total Idaho			826,051
	Illinois – 26.9% (17.2% of Total Investments)
50,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	50,070,500
	Revenues, Series 2016, 6.000%, 4/01/46
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	No Opt. Call	B3	804,760
	2011A, 5.500%, 12/01/39
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2016A:
1,800	7.000%, 12/01/26	12/25 at 100.00	B	1,719,774
51,780	7.000%, 12/01/44	12/25 at 100.00	B	49,367,570
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%,	No Opt. Call	B+	281,196
	12/01/26 – NPFG Insured
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	6/17 at 100.00	B+	2,986,728
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	B+	1,071,669
10,060	0.000%, 12/01/28 – FGIC Insured	No Opt. Call	B+	5,524,348
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B+	857,649
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	B+	1,521,298
7,240	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B+	3,312,083
4,300	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A1	4,590,336
	5.250%, 12/01/40
3,220	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	6/17 at 100.00	AA	3,224,283
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	BBB–	14,298,146
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	3,576,295
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB–	5,931,964
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B,	1/25 at 100.00	Ba1	662,911
	5.500%, 1/01/31
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	7/17 at 100.00	BBB–	3,006,900
	1/01/31 – AGM Insured
2,695	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	Ba1	2,525,053
13,205	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	13,243,295
	(WI/DD, Settling 2/01/17)
2,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	Ba1	1,929,260
	5.500%, 1/01/40
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,450	5.000%, 1/01/34	No Opt. Call	Ba1	1,364,668
590	5.000%, 1/01/40	No Opt. Call	Ba1	541,030
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
4,930	5.250%, 1/01/35	No Opt. Call	Ba1	4,725,405
2,335	5.000%, 1/01/40	No Opt. Call	Ba1	2,141,195
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
1,155	5.000%, 1/01/33	No Opt. Call	Ba1	1,089,535
550	5.000%, 1/01/34	No Opt. Call	Ba1	517,633
4,390	Chicago, Illinois, General Obligation Bonds, Refunding Project Series 2005B, 4.750%, 1/01/32 –	No Opt. Call	BBB–	4,400,492
	AGM Insured
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	Ba1	9,889,233
5,890	5.500%, 1/01/42	1/25 at 100.00	Ba1	5,673,307
295	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 –	1/18 at 100.00	Ba1	279,636
	FGIC Insured
765	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB–	717,585
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 – AGM Insured	No Opt. Call	A2	845,395
3,965	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	7/17 at 100.00	BBB–	3,975,468
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB–	977,680
9,800	5.500%, 1/01/39	1/25 at 100.00	BBB–	9,496,396
5,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.250%, 1/01/38	No Opt. Call	Ba1	5,799,182
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	A2	1,328,463
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
25,375	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	26,890,395
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
340	5.000%, 12/01/26	6/17 at 100.00	BBB	340,255
405	5.000%, 12/01/36	6/17 at 100.00	BBB	405,097
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	783,264
	School Project, Series 2015A, 5.500%, 12/01/30
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network,
	Refunding and Improvement Series 2011A:
1,590	6.875%, 10/01/31	10/21 at 100.00	BB+	1,731,494
2,535	7.125%, 10/01/41	10/21 at 100.00	BB+	2,774,634
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	Aa2	1,653,750
	5.500%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	Aa2	1,072,880
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	A+	2,090,660
	8/15/47 – AGC Insured (UB)
2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A,	12/25 at 100.00	BBB+	2,749,820
	5.000%, 12/01/37
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A (4)	6,108,131
	(Pre-refunded 4/01/21)
8,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%,	1/18 at 100.00	Baa2 (4)	8,333,680
	1/01/37 (Pre-refunded 1/01/18)
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series	9/26 at 100.00	Baa1	903,356
	2016, 5.000%, 9/01/46
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,164,798
1,130	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,243,554
	6.000%, 5/15/39
2,030	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	N/R (4)	2,328,410
	6.000%, 5/15/39 (Pre-refunded 5/15/20)
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	A3 (4)	10,395,191
	5/15/32 (Pre-refunded 5/15/17) – NPFG Insured
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
5	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,791
495	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (4)	574,923
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	469,191
905	6.000%, 7/01/43	7/23 at 100.00	A–	1,030,089
100	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	111,141
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
90	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	99,918
2,810	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (4)	3,123,062
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,863,901
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
9,195	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	9,406,853
	8/01/37 (Pre-refunded 8/01/17)
4,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,216,800
	Refunding Series 2008A, 6.000%, 8/15/23
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	1,102,815
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
7,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	7,969,150
2,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,284,480
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	A2	538,645
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA– (4)	2,888,350
	2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (7)
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	4,447,575
	5.000%, 10/01/51
8,395	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA– (4)	8,688,993
	2015-XF0248, 8.612%, 7/01/46 (Pre-refunded 7/01/17) (IF) (7)
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%,	10/25 at 100.00	AA–	3,292,890
	10/01/46 (UB) (7)
7,875	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	7,897,523
	Refunding Series 2007A, 5.250%, 5/01/34
6,785	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	6,802,437
	University Center Project, Series 2006B, 5.000%, 5/01/30
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB	1,633,792
1,000	5.250%, 2/01/33	2/24 at 100.00	BBB	1,020,530
1,130	5.250%, 2/01/34	2/24 at 100.00	BBB	1,150,521
1,000	5.000%, 2/01/39	2/24 at 100.00	BBB	997,350
7,565	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/22	No Opt. Call	BBB	7,958,002
8,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB	8,908,457
1,500	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/23	No Opt. Call	BBB	1,575,960
2,400	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/40	11/26 at 100.00	BBB	2,393,208
4,900	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	5,099,577
	Illinois State, General Obligation Bonds, Refunding Series 2012:
2,925	5.000%, 8/01/22	No Opt. Call	BBB	3,082,921
2,615	5.000%, 8/01/25	8/22 at 100.00	BBB	2,694,993
27,215	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB	28,179,227
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	7,981,018
	5.000%, 1/01/38
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	3,034,936
	5.000%, 1/01/40
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	786,016
	2015-XF0051, 16.057%, 1/01/38 (IF)
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	2,010,175
	Series 2006, 0.000%, 12/01/23 – NPFG Insured
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	A2	10,808,978
	Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	7/17 at 100.00	N/R	3,072,160
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A1 (4)	1,424,815
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 (Pre-refunded 2/01/20) – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	1,198,386
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
1,000	6.000%, 2/01/24 (Pre-refunded 2/01/20) – AGM Insured	2/20 at 100.00	A1 (4)	1,137,100
1,030	6.000%, 2/01/25 (Pre-refunded 2/01/20) – AGM Insured	2/20 at 100.00	A1 (4)	1,171,213
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB–	2,533,925
	Refunding Series 2012B, 5.000%, 6/15/52
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB–	5,512,212
	Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2015A:
23,110	0.000%, 12/15/52	No Opt. Call	BBB–	2,909,087
1,230	5.000%, 6/15/53	12/25 at 100.00	BBB–	1,255,559
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB–	12,420,240
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	BBB–	11,576,700
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
7,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	BBB–	5,257,008
	Project, Refunding Series 1996A, 0.000%, 6/15/24 – NPFG Insured
2,680	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	3,162,829
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured
145	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3 (4)	179,174
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured (ETM)
1,730	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/17 at 101.00	BBB–	1,775,983
	Project, Refunding Series 2002B, 5.550%, 6/15/21 – NPFG Insured
770	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/17 at 101.00	A3 (4)	791,337
	Project, Refunding Series 2002B, 5.550%, 6/15/21 (Pre-refunded 6/15/17) – NPFG Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	1,001,970
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured (6)	6/22 at 101.00	BBB–	10,479,925
10,000	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB–	5,581,100
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BBB–	4,425,120
21,915	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	BBB–	9,475,827
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB–	3,780,700
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	BBB–	11,385,757
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB–	1,123,031
2,746	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/17 at 100.00	AA	2,748,444
	3/01/30 – RAAI Insured
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	533,232
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	443,092
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	884,177
2,000	6.250%, 6/01/24	6/17 at 100.00	A	2,005,720
3,475	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,906,421
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel	8/22 at 100.00	Caa1	3,439,108
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A3	1,820,065
	6.000%, 10/01/32
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	8,340,094
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
727,496	Total Illinois			582,119,389
	Indiana – 5.3% (3.4% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	Aa3	1,618,442
2,705	0.000%, 2/01/25	No Opt. Call	Aa3	2,151,882
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A3	3,669,776
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
680	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	A–	741,220
	Refunding Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	958,062
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
520	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	Caa1	509,272
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,108,808
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
11,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated	11/25 at 100.00	Aa3	10,532,940
	Group, Series 2016A, 4.000%, 11/01/51
4,465	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	Aa3	4,820,101
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,946,533
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB– (4)	1,669,290
	Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group,	6/25 at 100.00	AA–	1,889,475
	Refunding 2015A, 4.000%, 12/01/40
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	Baa2	9,923,100
	5.000%, 10/01/44
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
5,380	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,582,934
5,100	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,206,641
5,370	5.250%, 1/01/51 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,556,124
6,730	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA–	7,296,397
	5.250%, 12/01/38
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
605	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	B	619,290
3,165	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	B	3,231,908
7,000	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	B	7,078,540
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	A3	7,415,359
	2011B, 5.000%, 10/01/41
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/24 at 100.00	A	14,411,280
	Lien Series 2014A, 5.000%, 10/01/44
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	A	7,588,800
	AMBAC Insured
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series	4/24 at 102.00	N/R	934,450
	2016, 5.750%, 4/01/36
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,426,988
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	991,294
	7.000%, 1/01/44 (Alternative Minimum Tax)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (4)	2,570,900
2,500	5.800%, 9/01/47 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (4)	2,571,625
113,620	Total Indiana			114,021,431
	Iowa – 1.7% (1.1% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
1,710	5.000%, 12/01/19	No Opt. Call	B–	1,718,892
7,055	5.500%, 12/01/22	12/18 at 100.00	B–	7,095,143
1,255	5.250%, 12/01/25	12/23 at 100.00	B–	1,256,694
1,470	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/19 at 105.00	B	1,489,904
	Project, Series 2016, 5.875%, 12/01/27
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB	1,768,143
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	9/23 at 100.00	N/R (4)	2,259,803
	University Project, Series 2012, 5.000%, 9/01/43 (Pre-refunded 9/01/23)
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A	2,132,180
	5.500%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
6,425	5.375%, 6/01/38	6/17 at 100.00	B2	6,180,079
525	5.500%, 6/01/42	6/17 at 100.00	B2	511,933
5,045	5.625%, 6/01/46	6/17 at 100.00	B2	4,952,878
6,590	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B2	6,589,802
	5.600%, 6/01/34
35,605	Total Iowa			35,955,451
	Kansas – 0.7% (0.5% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	2,282,180
1,000	5.000%, 9/01/27 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	1,141,090
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	2,260,620
	Obligated Group, Series 2012A, 5.000%, 11/15/28
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series	12/20 at 100.00	A3	1,558,047
	2012A, 5.000%, 12/01/31
2,415	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	7/17 at 100.00	BB+	2,415,700
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
530	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	545,598
	Mall Project, Series 2010, 5.900%, 4/01/32
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
3,865	5.750%, 9/01/32	9/25 at 100.00	N/R	3,779,274
1,840	6.000%, 9/01/35	9/25 at 100.00	N/R	1,781,893
15,135	Total Kansas			15,764,402
	Kentucky – 2.1% (1.3% of Total Investments)
	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016:
5,000	5.375%, 2/01/36	2/26 at 100.00	BB+	4,976,450
435	5.500%, 2/01/44	2/26 at 100.00	BB+	430,176
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	1,091,840
	Medical Health System, Series 2010A, 6.000%, 6/01/30
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	6,554,245
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	A3	1,578,915
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue
	Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	502,005
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	2,233,193
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,000	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	A3	1,047,030
1,000	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	A3	1,045,820
1,100	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	A3	1,150,402
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
2,130	5.000%, 7/01/40	7/25 at 100.00	Baa2	2,220,994
2,940	5.000%, 1/01/45	7/25 at 100.00	Baa2	3,046,663
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	1,080,108
2,295	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	1,864,527
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,374,972
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	688,019
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	A	5,969,862
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,648,700
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A+	222,319
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
42,810	Total Kentucky			44,726,240
	Louisiana – 2.4% (1.5% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	Ba3	2,113,760
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	Baa3	3,094,230
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	7,984,911
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,460	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A2	1,586,246
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
11,960	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	12,058,790
	Series 2007A, 5.500%, 5/15/47
4,540	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	4,600,927
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1 (4)	5,367,968
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	1,184,751
	Foundation Project, Series 2013A, 8.375%, 12/15/43
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A3	2,434,161
	5.000%, 7/01/36
5,100	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	5,435,835
	5.000%, 1/01/45 (Alternative Minimum Tax)
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A–	2,802,893
2,145	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Ba1	2,150,298
	5.125%, 6/01/37
47,930	Total Louisiana			50,814,770
	Maine – 0.4% (0.3% of Total Investments)
4,965	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/26 at 100.00	Baa3	5,001,890
	Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	Ba2	2,172,160
1,050	6.750%, 7/01/41	7/21 at 100.00	Ba2	1,139,082
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,357,913
	5.000%, 7/01/40
9,265	Total Maine			9,671,045
	Maryland – 0.6% (0.4% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	1,005,380
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	6/17 at 100.00	N/R	1,193,100
	Center, Series 2006A, 5.000%, 12/01/31 (8)
7,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	7,843,138
	Healthcare, Series 2016A, 5.500%, 1/01/46
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	557,015
	Retirement Community, Series 2007, 4.750%, 7/01/34
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,141,780
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
355	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor	1/26 at 100.00	N/R	337,783
	Road Project, Series 2016, 5.000%, 7/01/46
13,055	Total Maryland			13,078,196
	Massachusetts – 3.2% (2.0% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A3	9,602,747
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/32
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	496,209
	Bonds, Series 2015D, 5.000%, 7/01/44
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	Baa2	1,529,987
	4.500%, 1/01/45
2,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/17 at 101.00	N/R	2,388,086
	5.250%, 10/01/26
31,120	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2016J,	No Opt. Call	A	27,801,986
	3.500%, 7/01/33 (Alternative Minimum Tax)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA–	1,611,540
	System, Series 2010J-1, 5.000%, 7/01/39
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	655,793
	Series 2008E-1 &2, 5.125%, 7/01/33 (Pre-refunded 7/01/18)
5,800	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	6,239,350
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A3	432,668
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/17 at 100.00	N/R	5,011,800
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	Aa2	5,117,825
	2013A, 5.000%, 5/15/43
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,947,532
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
69,375	Total Massachusetts			68,835,523
	Michigan – 3.3% (2.1% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding
	Series 2013:
990	6.000%, 10/01/33	10/23 at 100.00	N/R	903,355
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,093,025
15,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	AA–	18,004,950
	6.000%, 5/01/29 – AGM Insured (UB)
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	2,083,416
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%,	7/16 at 100.00	A3	5,010
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A3	3,540,240
	7/01/29 – FGIC Insured
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/17 at 100.00	A3	5,013
	7/01/36 – NPFG Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	2,132,740
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R (4)	2,044,500
	Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)
2,000	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare,	No Opt. Call	A1	2,145,780
	Series 2014A, 5.000%, 7/01/47
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA (4)	1,674,360
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) –
	AGM Insured
3,080	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	3,362,744
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
3,800	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	N/R (4)	4,301,714
	Hospital, Refunding Series 2010, 5.500%, 5/15/36 (Pre-refunded 5/15/20)
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,054,457
	5.500%, 7/01/41
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A3	1,089,710
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%,
	7/01/36 – NPFG Insured
4,980	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	5,584,323
	5.000%, 12/01/39
20	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	23,133
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA–	4,096,197
	5.000%, 12/01/32
2,860	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	2,865,234
	3.650%, 10/01/32
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA–	2,716,575
	5.000%, 10/15/23 – AGC Insured
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	A+	2,502,518
	2011-I-A, 5.375%, 10/15/41
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A3 (4)	3,605,273
	Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	1,534,379
	Series 2008A, 6.875%, 6/01/42
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A–	2,127,640
	Airport, Series 2012A, 5.000%, 12/01/37
64,165	Total Michigan			71,496,286
	Minnesota – 1.2% (0.8% of Total Investments)
700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy	7/24 at 102.00	N/R	650,496
	Project,Series 2016A, 5.000%, 7/01/47
2,000	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	4/17 at 100.00	Aa1	2,003,280
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BB+	1,028,290
	Schools Academy, Series 2010A, 5.875%, 11/01/40
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 100.00	BB+	1,599,315
	Academy, Series 2014A, 5.750%, 8/01/44
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series	7/24 at 102.00	N/R	751,521
	2016A, 5.000%, 7/01/36
4,230	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	A2	4,570,388
	2008B, 6.500%, 11/15/38 – AGC Insured
770	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	A2 (4)	843,443
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,
	Hmong College Prep Academy Project, Series 2016A:
750	5.750%, 9/01/46	9/26 at 100.00	BB+	751,673
4,000	6.000%, 9/01/51	9/26 at 100.00	BB+	4,041,360
5,265	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	7/25 at 100.00	A	5,868,790
	HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/33
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	2/17 at 100.00	N/R	4,250,850
	Project, Series 2007-1, 5.000%, 8/01/36
25,260	Total Minnesota			26,359,406
	Mississippi – 0.3% (0.2% of Total Investments)
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/17 at 100.00	Baa3	623,088
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
5,215	Mississippi State, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,679,604
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,066,240
	Project, Series 2008A, 6.500%, 9/01/32
6,835	Total Mississippi			7,368,932
	Missouri – 2.3% (1.4% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	Aa3	1,542,562
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
3,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BB+	3,410,141
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,270	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	3/23 at 103.00	N/R	1,310,551
	Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,001,950
	Medical Center, Series 2007, 5.000%, 12/01/32
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,077,970
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	118,072
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	A1	7,785,843
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
1,000	Liberty Public School District 53,Clay County, Missouri, Lease Participation Certificates,	4/22 at 100.00	AA–	1,105,110
	School Boards Association, Series 2014, 5.000%, 4/01/31
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,560	5.125%, 6/01/25	No Opt. Call	N/R	1,532,622
3,810	5.750%, 6/01/35	6/25 at 100.00	N/R	3,670,173
3,695	6.000%, 6/01/46	6/25 at 100.00	N/R	3,554,331
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,744,389
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,934,549
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB	718,153
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A+	558,843
	University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	53,744
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	7,440,256
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	11/24 at 100.00	AA–	2,181,520
	Health, Series 2014F, 5.000%, 11/15/45
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,788,875
	Series 2011B, 5.000%, 11/15/37
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
1,275	5.000%, 11/15/41	11/25 at 100.00	N/R	1,242,194
1,105	5.000%, 11/15/46	11/25 at 100.00	N/R	1,049,982
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	479,403
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	440,829
130	5.125%, 12/01/45	12/25 at 100.00	N/R	126,367
980	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds,	3/23 at 103.00	N/R	998,267
	Southeasthealth, Series 2016B, 6.000%, 3/01/37
51,680	Total Missouri			48,866,696
	Nebraska – 0.4% (0.3% of Total Investments)
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	620,664
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation
	Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	BBB+	2,138,845
3,000	5.000%, 5/15/36	5/24 at 100.00	BBB+	3,183,990
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
650	5.000%, 11/01/45	11/25 at 100.00	A–	695,572
2,110	5.000%, 11/01/48	11/25 at 100.00	A–	2,255,379
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	530,285
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
8,770	Total Nebraska			9,424,735
	Nevada – 4.3% (2.7% of Total Investments)
29,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	32,310,350
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	6,494,640
	International Airport, Series 2010A, 5.250%, 7/01/42
23,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A (4)	23,428,720
	Series 2007B, 5.250%, 7/01/31 – BHAC Insured (Pre-refunded 7/01/17) (UB) (7)
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	1,963,789
	6/15/30 (Pre-refunded 6/15/19)
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C,	6/21 at 100.00	AA	11,060,500
	5.000%, 6/01/38
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA	4,518,880
	5.000%, 6/01/39
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/17 at 100.00	B+	5,001,300
7,000	Reno, Nevada, Health Facilty Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A (4)	7,130,760
	7/01/31 – BHAC Insured (Pre-refunded 7/01/17) (UB) (7)
85,700	Total Nevada			91,908,939
	New Hampshire – 0.1% (0.0% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB (4)	1,690,110
	Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)
	New Jersey – 4.2% (2.7% of Total Investments)
615	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	Ba1	663,573
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	7/17 at 100.00	BBB	1,197,658
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
5,050	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/17 at 100.00	A3	5,181,199
	2004A, 5.250%, 7/01/33 – NPFG Insured
3,050	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	BBB+	3,143,239
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/24
17,580	New Jersey Economic Development Authority, School Facilities Construction Financing Program	12/26 at 100.00	BBB+	18,693,869
	Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	905,624
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,244,260
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A–	1,242,931
	2013D, 5.000%, 7/01/33
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	637,140
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	BBB	432,196
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	BBB+	1,738,965
3,000	0.000%, 12/15/31	No Opt. Call	BBB+	1,399,140
12,715	0.000%, 12/15/33	No Opt. Call	BBB+	5,230,188
610	0.000%, 12/15/34	No Opt. Call	BBB+	235,576
2,480	0.000%, 12/15/40	No Opt. Call	BBB+	670,468
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,021,000
	2006C, 0.000%, 12/15/33 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
19,175	0.000%, 12/15/35	No Opt. Call	BBB+	6,952,663
5,600	0.000%, 12/15/36	No Opt. Call	BBB+	1,903,272
17,215	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	BBB+	4,927,277
	0.000%, 12/15/39
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C,	12/24 at 100.00	BBB+	5,145,750
	5.250%, 6/15/32
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	BBB+	6,266,792
	5.000%, 6/15/45
12,870	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	11,583,386
	Series 2007-1A, 5.000%, 6/01/41
141,455	Total New Jersey			90,416,166
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,568,355
	Project, Series 2010A, 6.125%, 7/01/40
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	4,255,533
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30
5,680	Total New Mexico			5,823,888
	New York – 13.1% (8.4% of Total Investments)
1,755	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	1,507,896
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	980,696
12,020	0.000%, 7/15/46	No Opt. Call	BBB–	3,103,564
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
3,220	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,657,791
3,065	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,503,847
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	492,876
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New	11/24 at 100.00	BB	185,868
	York, Series 2014, 5.000%, 11/01/39
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	3,458,438
	2015A, 5.000%, 7/01/50
15,270	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics &	12/26 at 100.00	BB–	15,009,036
	Technology, Series 2016A, 5.500%, 12/01/46
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	Aa1	5,141,892
	Purpose Series 2011C, 5.000%, 3/15/41
69,130	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/17 at 17.60	N/R	8,207,114
	Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/17 at 12.61	N/R	5,797,802
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
2,100	5.750%, 2/15/47	2/21 at 100.00	A	2,379,531
6,160	5.250%, 2/15/47	2/21 at 100.00	A	6,816,594
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A2	4,077,814
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,305,760
	5.000%, 9/01/39
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	A–	1,319,208
	5/01/36 – AGM Insured
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	6,487,440
	5.000%, 9/01/42
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,166,760
	5.000%, 11/15/34
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	835,943
	5.000%, 11/15/41
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	A	2,760,375
	5.000%, 11/15/38
16,290	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	7/17 at 100.00	Baa3	16,324,535
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
4,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	4,938,981
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
3,750	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	3,841,350
	General Resolution Revenue Bonds, Fiscal 2015 Series AA, 4.000%, 6/15/44
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	Aa1	11,308,100
	Fiscal 2013 Series I, 5.000%, 5/01/38
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	2/17 at 100.00	AA	10,040
	NPFG Insured
67,290	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	70,307,284
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,870	5.000%, 11/15/44	11/21 at 100.00	A	2,053,185
2,000	5.750%, 11/15/51	No Opt. Call	A	2,279,160
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	AA	3,365,220
15,265	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB– (4)	15,838,964
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
10,680	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	11,302,964
21,810	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	22,817,840
24,150	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	25,555,047
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	6/17 at 100.00	BBB	6,185,572
3,430	6.000%, 12/01/36	12/20 at 100.00	BBB	3,874,528
795	6.000%, 12/01/42	12/20 at 100.00	BBB	895,766
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,813,625
	Series 2015A, 5.000%, 11/15/50
417,755	Total New York			283,908,406
	North Carolina – 0.5% (0.3% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA– (4)	1,908,770
	Bonds, Tender Option Bond Trust 2016-XG0005, 13.955%, 1/15/47 (Pre-refunded 1/15/18) (IF) (7)
3,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/19 at 100.00	Aa2 (4)	3,807,195
	Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A2	3,627,030
	Refunding Series 2012A, 5.000%, 10/01/31
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	BBB–	2,026,977
	5.750%, 1/01/39 – AGC Insured
10,410	Total North Carolina			11,369,972
	North Dakota – 0.6% (0.4% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	N/R (4)	1,141,660
	Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,752,735
2,190	6.250%, 11/01/31	11/21 at 100.00	A+	2,564,140
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
3,000	5.000%, 12/01/29	12/21 at 100.00	Baa1	3,242,010
1,875	5.000%, 12/01/32	12/21 at 100.00	Baa1	2,001,563
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/17 at 100.00	BBB–	2,355,687
	5.125%, 7/01/25
11,915	Total North Dakota			13,057,795
	Ohio – 8.7% (5.5% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	A2	860,632
	Improvement Series 2012A, 5.000%, 5/01/42
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	9,820,795
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A	616,099
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
685	5.375%, 6/01/24	6/17 at 100.00	Caa1	637,447
500	5.125%, 6/01/24	6/17 at 100.00	Caa1	455,340
16,555	5.875%, 6/01/30	6/17 at 100.00	Caa1	15,132,429
22,985	5.750%, 6/01/34	6/17 at 100.00	Caa1	20,963,010
5,240	6.000%, 6/01/42	6/17 at 100.00	B–	4,844,747
44,590	6.500%, 6/01/47	6/17 at 100.00	B–	43,928,730
24,975	5.875%, 6/01/47	6/17 at 100.00	B–	22,974,503
17,550	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Caa1	16,726,554
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	2,197,880
	5.250%, 11/01/29
3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.750%,	11/20 at 100.00	A (4)	3,470,250
	11/01/40 (Pre-refunded 11/01/20)
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	3,266,024
	Services, Improvement Series 2010A, 5.625%, 7/01/26
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	Aa2	6,289,346
	5.000%, 11/15/41
3,055	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	Caa1	2,935,947
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	5,337,294
	2011A, 6.000%, 11/15/41
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	C	413,580
	Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put
	5/01/20) (Alternative Minimum Tax)
7,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	Ba1	8,362,527
	Project, Series 2009E, 5.625%, 10/01/19
10	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	Caa1	10,067
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,270,480
	2013A-1, 5.250%, 2/15/33
330	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	No Opt. Call	Caa1	318,166
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	C	1,240,740
	Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put
	5/01/20) (Alternative Minimum Tax)
13,350	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	12,304,695
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)
2,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	2,304,250
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)
195,430	Total Ohio			187,681,532
	Oklahoma – 1.3% (0.8% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,299,420
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A1	3,853,535
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,782,183
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,390	5.000%, 2/15/37	2/17 at 100.00	A2	4,393,029
13,295	5.000%, 2/15/42	2/17 at 100.00	A2	13,303,775
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	Baa1	2,318,718
	5.375%, 6/01/33 – BAM Insured (Alternative Minimum Tax)
26,915	Total Oklahoma			27,950,660
	Oregon – 0.2% (0.1% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	1,328,306
	Series 2014A, 5.000%, 5/01/40
790	Oregon Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	806,132
	5.000%, 10/01/36
2,210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%,	10/17 at 100.00	N/R (4)	2,271,195
	10/01/36 (Pre-refunded 10/01/17)
4,270	Total Oregon			4,405,633
	Pennsylvania – 4.7% (3.0% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
120	6.750%, 11/01/24	11/19 at 100.00	Caa1	124,110
95	6.875%, 5/01/30	11/19 at 100.00	Caa1	93,649
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	No Opt. Call	Caa1	342,559
	Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42
	(Alternative Minimum Tax)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	A+	5,428,300
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
10,650	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	CCC+	9,816,105
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35
	(Mandatory put 7/01/22)
32,785	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	C	13,556,925
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
1,500	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/17 at 100.00	BBB– (4)	1,507,185
	Charter School, Series 2007A, 5.000%, 3/15/37 (Pre-refunded 3/15/17)
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	108,189
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	984,627
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
2,080	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	2,193,880
	Ministries Project, Series 2015, 5.000%, 1/01/38
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008:
605	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	648,058
3,160	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	3,384,897
960	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	A2	1,013,213
	12/01/43 – AGM Insured
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36	1/25 at 100.00	Baa2	6,565,424
3,535	5.250%, 1/15/45	1/25 at 100.00	Baa2	3,727,481
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/17 at 100.00	N/R	881,143
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, PIK, (8)
215	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/17 at 100.00	N/R	85,975
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23, PIK, (8)
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	4,374,995
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
11,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	BB–	11,877,370
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,146,704
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (Alternative
	Minimum Tax)
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (4)	690,456
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	4/17 at 100.00	AA+	1,500,975
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB) (7)
1,435	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	6/21 at 100.00	A2	1,601,905
	Bonds, Series 2010A, 5.500%, 12/01/34
315	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (4)	362,543
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	A2	5,618,483
	Revenue, Series 2011B, 5.000%, 12/01/34
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	6,183,210
3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	3,423,378
	5.000%, 12/01/46
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,776,766
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
5,445	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.000%, 8/01/36	8/20 at 100.00	A–	6,194,668
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A– (4)	1,672,295
	(Pre-refunded 8/01/20)
	The Redevelopment Authority of the City of Scranton, Lackawanna County, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
705	5.000%, 11/15/21	No Opt. Call	BB	724,021
1,255	5.000%, 11/15/28	5/24 at 100.00	BB	1,279,711
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	1,767,561
	Hospital Project, Refunding & Improvement Series 2011, 5.250%, 8/01/19
117,366	Total Pennsylvania			100,656,761
	Puerto Rico – 0.4% (0.2% of Total Investments)
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	227,294
	7/01/29 – AMBAC Insured
30,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	C	3,268,500
	8/01/54 – AMBAC Insured
3,975	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	D	4,213,023
	NPFG Insured
34,190	Total Puerto Rico			7,708,817
	Rhode Island – 0.1% (0.1% of Total Investments)
25,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	1,895,500
	Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.4% (1.5% of Total Investments)
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3	5,835,150
	1991, 6.250%, 1/01/21 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A3	1,044,942
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	13,407,912
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A3	3,363,244
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	A1	5,384,150
5,000	5.000%, 12/01/55	6/25 at 100.00	A1	5,410,050
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	A1	7,646,493
	2014C, 5.000%, 12/01/46
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	A1	10,329,770
	5.500%, 12/01/54
59,435	Total South Carolina			52,421,711
	South Dakota – 0.4% (0.2% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A1 (4)	2,976,453
	Series 2007, 5.000%, 11/01/40 (Pre-refunded 5/01/17)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	4,767,474
	Series 2014B, 5.000%, 11/01/44
7,400	Total South Dakota			7,743,927
	Tennessee – 0.6% (0.4% of Total Investments)
8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	BBB+	9,265,425
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	Baa2	2,500,188
	Health System, Refunding Series 2014A, 5.000%, 10/01/44
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,052,160
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
12,285	Total Tennessee			12,817,773
	Texas – 16.3% (10.4% of Total Investments)
495	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools,	8/21 at 100.00	BB+	451,787
	Series 2016A, 4.375%, 8/15/36
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB–	175,405
130	5.000%, 12/01/46	12/26 at 100.00	BBB–	136,700
760	5.000%, 12/01/51	12/26 at 100.00	BBB–	796,070
975	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	939,608
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
870	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	842,412
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage
	Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,281,812
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,391,035
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A	6,269,400
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,214,820
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,075	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	1,047,878
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
1,885	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	1,843,492
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
3,250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	3,793,433
2,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	3,177,009
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40	7/25 at 100.00	Baa2	2,155,000
3,625	5.000%, 1/01/45	7/25 at 100.00	Baa2	3,892,489
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement
	Area 1 Project, Series 2016:
550	6.250%, 9/01/35	9/23 at 103.00	N/R	516,060
520	6.500%, 9/01/46	9/23 at 103.00	N/R	482,076
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	A1	4,940,100
	5.000%, 1/01/36
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A	4,286,160
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A	2,825,212
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,017,340
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB	2,529,879
	2013A, 5.125%, 10/01/43
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA–	19,197,420
	Series 2013B, 5.250%, 10/01/51
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA–	1,611,903
	Trust 2015-XF0228, 16.268%, 4/01/53 (IF)
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/17 at 100.00	B3	10,015,600
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston
	Methodist Hospital System, Series 2015:
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	3,778,306
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,909,629
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	98,147
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	186,853
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	300,180
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	571,260
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	703,638
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	736,683
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	A3	678,163
	0.000%, 11/15/37 – NPFG Insured
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A–	2,262,200
	2014A, 5.000%, 11/15/29
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	A3	1,724,429
	0.000%, 11/15/35 – NPFG Insured
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 54.04	A2	12,927,600
	Series 2001A, 0.000%, 11/15/40 – NPFG Insured
3,855	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A,	7/22 at 100.00	A	4,145,821
	5.000%, 7/01/32 (Alternative Minimum Tax)
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	247,187
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,155,500
	5.000%, 11/15/40
705	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	3/17 at 100.00	A–	707,348
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A–	18,159,922
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A–	2,929,400
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A–	3,196,577
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B,	No Opt. Call	AA+ (4)	7,859,940
	5.500%, 12/01/29 – NPFG Insured (ETM)
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	A2 (4)	10,278,900
	5.750%, 12/01/32 – AGM Insured (ETM)
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	BBB+	766,274
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/35
535	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	144,894
	Bonds, Series 2008, 0.000%, 8/15/39
12,975	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	N/R (4)	3,526,216
	Bonds, Series 2008, 0.000%, 8/15/39 (Pre-refunded 8/15/17)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/20 at 100.00	A	8,669,360
	Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A	3,048,595
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,902,110
	2011A, 7.250%, 4/01/36
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	2,926,291
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
1,955	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	2,023,112
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
15,600	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	14,784,276
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	155,261
	Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2016A, 5.000%, 4/01/48
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	586,962
	Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University –
	San Antonio Project, Series 2016A, 5.000%, 4/01/48
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (6)	9/31 at 100.00	AA–	6,339,305
9,130	0.000%, 9/01/45 (6)	9/31 at 100.00	AA–	9,956,448
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A	221,703
895	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	N/R (4)	981,269
	(Pre-refunded 1/01/19)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	A1	3,132,123
7,000	6.500%, 1/01/43	1/25 at 100.00	A	8,587,530
140	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	A1	145,041
	5.750%, 1/01/40 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
545	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	568,817
415	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	433,136
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	6,726,900
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A	3,175,712
4,880	5.000%, 1/01/45	1/25 at 100.00	A	5,414,262
8,400	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A– (4)	8,767,080
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
7,855	5.000%, 1/01/33	1/25 at 100.00	A–	8,766,887
2,205	5.000%, 1/01/34	1/25 at 100.00	A–	2,451,232
1,000	5.000%, 1/01/35	1/25 at 100.00	A–	1,108,010
2,345	5.000%, 1/01/38	1/25 at 100.00	A–	2,582,924
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	1,607,225
	5.000%, 2/01/34
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,845,555
	Series 2010, 5.000%, 10/01/41
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
425	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	484,207
5,410	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	6,163,667
1,980	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	2,340,301
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/27	No Opt. Call	BBB	2,716,750
4,835	5.000%, 12/15/28	No Opt. Call	BBB	5,232,775
13,235	5.000%, 12/15/29	No Opt. Call	BBB	14,280,036
435	5.000%, 12/15/32	No Opt. Call	BBB	462,931
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	BBB–	1,833,759
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,288,680
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	572,630
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,276,440
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,022,580
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Tender Option Bond Trust 3213, 12.552%,	4/17 at 100.00	Aaa	4,622,259
	4/01/33 (Pre-refunded 4/01/17) (IF)
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,843,483
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	BBB	4,384,640
1,875	5.000%, 8/15/37	8/24 at 100.00	BBB	2,035,931
4,590	5.000%, 8/15/42	8/24 at 100.00	BBB	4,979,370
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
1,020	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	923,896
3,600	0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,760,876
300	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A3 (4)	275,451
	2002A, 0.000%, 8/15/21 – AMBAC Insured (ETM)
6,100	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	4/17 at 100.00	Aaa	6,435,744
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
393,960	Total Texas			351,668,699
	Utah – 0.3% (0.2% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,183,360
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	863,282
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB	1,620,792
	School, Series 2010A, 6.375%, 7/15/40
5,365	Total Utah			5,667,434
	Virginia – 1.2% (0.8% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R	536,193
	Series 2015, 5.600%, 3/01/45
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,991,088
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,536,889
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	5,297,100
	Series 2007B1, 5.000%, 6/01/47
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,551,742
	Series 2007B2, 5.200%, 6/01/46
1,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,846,164
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	2,023,340
4,480	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	5,030,458
3,810	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,080,548
26,570	Total Virginia			26,893,522
	Washington – 2.3% (1.5% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/17 at 100.00	AAA	1,332,526
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	AA–	6,786,480
	2015A, 5.000%, 7/01/38 (UB) (7)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	Aa2 (4)	2,696,225
	(Pre-refunded 1/01/19)
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	BBB+	10,343,869
	5.000%, 2/01/41
6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services	7/25 at 100.00	Baa1	5,857,941
	Association, Refunding Series 2015, 4.000%, 7/01/36
7,190	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A3	7,793,744
	Center, Series 2011A, 5.625%, 1/01/35
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	3,374,238
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,408,700
	Series 2012A, 5.000%, 10/01/42
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A3 (4)	4,436,680
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	2,078,420
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
1,595	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,623,854
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,150,574
	12/01/24 – NPFG Insured
47,145	Total Washington			49,883,251
	West Virginia – 0.5% (0.3% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB+	3,226,032
	Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38
1,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	Baa1	2,079,285
	Center, Series 2009A, 5.625%, 9/01/32
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	5,741,429
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
10,060	Total West Virginia			11,046,746
	Wisconsin – 1.7% (1.0% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3 (4)	892,335
	Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy	5/26 at 100.00	N/R	927,160
	Project, Series 2016A, 5.125%, 5/01/36
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter
	Educational Foundation Project, Series 2016A:
5,375	5.000%, 6/15/36	6/26 at 100.00	N/R	4,924,951
2,335	5.000%, 6/15/46	6/26 at 100.00	N/R	2,052,021
1,055	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	1,111,854
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	1,124,340
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	984,130
	Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	A2 (4)	3,351,000
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,470,308
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,009,950
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,323,475
	Series 2012B, 5.000%, 2/15/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,
	Series 2012:
2,105	5.000%, 6/01/32	6/22 at 100.00	A3	2,277,526
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,667,100
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	4,342,040
	Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial
	Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,575,532
1,310	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,438,262
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	3,155,400
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	1,123,415
	Hollow Project. Series 2014, 5.250%, 10/01/39
34,880	Total Wisconsin			35,750,799
$ 3,891,512	Total Municipal Bonds (cost $3,205,072,642)			3,386,821,373

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 601	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$ 362,036
160	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	79,024
$ 761	Total Corporate Bonds (cost $68,179)				441,060

Shares	Description (1), (12)				Value
	INVESTMENT COMPANIES – 0.2% (0.1% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$ 104,893
131,278	Deutsche Municipal Income Trust				1,795,883
26,880	Dreyfus Strategic Municipal Fund				232,512
43,020	Invesco VK Investment Grade Municipal Trust				560,981
30,000	Invesco VK Municipal Opportunity Trust				393,000
43,420	PIMCO Municipal Income Fund II				546,224
	Total Investment Companies (cost $3,325,133)				3,633,493
	Total Long-Term Investments (cost $3,208,465,954)				3,390,895,926

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.1% (0.1% of Total Investments)
	Illinois – 0.1% (0.1% of Total Investments)
$ 2,350	Chicago Board of Education, Illinois, General Obligation Bonds, Variable Rate Demand Obligations,	1/17 at 100.00	B3	$ 2,349,460
	Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32 (Mandatory Put 3/01/16) (13)
$ 2,350	Total Short-Term Investments (cost $2,350,000)			2,349,460
	Total Investments (cost $3,210,815,954) – 157.0%			3,393,245,386
	Floating Rate Obligations – (2.9)%			(62,680,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (6.9)% (14)			(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (15.5)% (15)			(336,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (33.6)% (16)			(727,000,000)
	Other Assets Less Liabilities – 1.9%			43,275,063
	Net Assets Applicable to Common Shares – 100%			$ 2,160,840,449

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,386,821,373	$ —	$3,386,821,373
Corporate Bonds	—	—	441,060	441,060
Investment Companies	3,633,493	—	—	3,633,493
Short-Term Investments:
Municipal Bonds	—	2,349,460	—	2,349,460
Total	$3,633,493	$3,389,170,833	$441,060	$3,393,245,386

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $3,145,399,782.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$243,379,172
Depreciation	(58,213,610)
Net unrealized appreciation (depreciation) of investments	$185,165,562

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by
Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional
0.25% effective May 11, 2016.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
7.125% to 5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.
(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.
(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(14)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 4.4%.
(15)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 9.9%.
(16)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 21.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
PIK	All or a portion of this security is payment-in-kind.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Credit Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017